Cover	Nov. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	EMPIRE STATE REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36105
Entity Tax Identification Number	37-1645259
Entity Address, Address Line One	111 West 33rd Street,
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	212
Local Phone Number	687-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001541401
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	ESRT
Security Exchange Name	NYSE
Empire State Realty OP, LP
Entity Information [Line Items]
Entity Registrant Name	EMPIRE STATE REALTY OP, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36106
Entity Tax Identification Number	45-4685158
Entity Central Index Key	0001553079
Empire State Realty OP, LP | Series ES Operating Partnership Units
Entity Information [Line Items]
Title of 12(b) Security	Series ES Operating Partnership Units
Trading Symbol	ESBA
Security Exchange Name	NYSEArca
Empire State Realty OP, LP | Series 60 Operating Partnership Units
Entity Information [Line Items]
Title of 12(b) Security	Series 60 Operating Partnership Units
Trading Symbol	OGCP
Security Exchange Name	NYSEArca
Empire State Realty OP, LP | Series 250 Operating Partnership Units
Entity Information [Line Items]
Title of 12(b) Security	Series 250 Operating Partnership Units
Trading Symbol	FISK
Security Exchange Name	NYSEArca